UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q/A

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-5125

Dreyfus Variable Investment Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	09/30/13

FORM N-Q/A

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Variable Investment Fund, Appreciation Portfolio
September 30, 2013 (Unaudited)

Common Stocks--99.6%	Shares		Value ($)
Banks--.9%
Wells Fargo & Co.	120,000		4,958,400
Capital Goods--2.8%
Caterpillar	40,000		3,334,800
General Electric	134,800		3,220,372
United Technologies	89,000		9,595,980
			16,151,152
Consumer Durables & Apparel--1.9%
Christian Dior	56,100		11,006,182
Consumer Services--2.9%
McDonald's	175,900		16,923,339
Diversified Financials--5.4%
BlackRock	31,000		8,389,220
Franklin Resources	183,000		9,250,650
JPMorgan Chase & Co.	267,300		13,816,737
			31,456,607
Energy--17.1%
Chevron	195,900		23,801,850
ConocoPhillips	165,100		11,476,101
EOG Resources	20,000		3,385,600
Exxon Mobil	308,364		26,531,639
Imperial Oil	100,000		4,396,000
Occidental Petroleum	163,100		15,256,374
Phillips 66	92,550		5,351,241
Royal Dutch Shell, Cl. A, ADR	76,500		5,024,520
Total, ADR	74,400	a	4,309,248
			99,532,573
Food & Staples Retailing--2.0%
Walgreen	124,300		6,687,340
Whole Foods Market	90,200		5,276,700
			11,964,040
Food, Beverage & Tobacco--21.0%
Altria Group	373,100		12,815,985
Coca-Cola	801,200		30,349,456
Diageo, ADR	25,000		3,177,000
Kraft Foods Group	56,666		2,971,565
Mondelez International, Cl. A	170,000		5,341,400
Nestle, ADR	247,400		17,219,040
PepsiCo	132,900		10,565,550
Philip Morris International	392,100		33,951,939
SABMiller	120,000		6,117,156
			122,509,091
Health Care Equipment & Services--1.8%
Abbott Laboratories	191,800		6,365,842
Intuitive Surgical	11,300	b	4,251,851
			10,617,693
Household & Personal Products--4.4%
Estee Lauder, Cl. A	133,400		9,324,660
Procter & Gamble	215,000		16,251,850
			25,576,510

Insurance--.6%
ACE	35,000		3,274,600
Materials--3.4%
Air Products & Chemicals	18,000		1,918,260
Freeport-McMoRan Copper & Gold	200,000		6,616,000
Praxair	95,200		11,443,992
			19,978,252
Media--6.2%
Comcast, Cl. A	146,000		6,591,900
McGraw-Hill Financial	87,100		5,712,889
News Corp., Cl. A	70,784	b	1,136,791
Time Warner Cable	50,000		5,580,000
Twenty-First Century Fox	283,136		9,485,056
Walt Disney	120,000		7,738,800
			36,245,436
Pharmaceuticals, Biotech & Life Sciences--9.5%
AbbVie	191,800		8,579,214
Johnson & Johnson	192,900		16,722,501
Merck & Co.	35,200		1,675,872
Novartis, ADR	85,000		6,520,350
Novo Nordisk, ADR	56,300		9,527,086
Roche Holding, ADR	185,700		12,540,321
			55,565,344
Retailing--3.9%
Target	189,700		12,137,006
Wal-Mart Stores	141,600		10,472,736
			22,609,742
Semiconductors & Semiconductor Equipment--3.5%
Intel	440,900		10,105,428
Texas Instruments	233,300		9,394,991
Xilinx	20,000		937,200
			20,437,619
Software & Services--4.9%
Automatic Data Processing	100,400		7,266,952
International Business Machines	80,000		14,814,400
Oracle	200,000		6,634,000
			28,715,352
Technology Hardware & Equipment--6.3%
Apple	65,700		31,322,475
QUALCOMM	82,800		5,577,408
			36,899,883
Transportation--1.1%
Canadian Pacific Railway	50,000		6,165,000
Total Common Stocks
(cost $313,092,868)			580,586,815

Investment of Cash Collateral for
Securities Loaned--.7%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $4,060,215)	4,060,215	[c]	4,060,215

Total Investments (cost $317,153,083)	100.3%	584,647,030
Liabilities, Less Cash and Receivables	(.3%)	(1,520,675)
Net Assets	100.0%	583,126,355

ADR - American Depository Receipts
a	Security, or portion thereof, on loan. At September 30, 2013, the value of the fund's security on loan was $3,878,323 and the value of the collateral held by the fund was $4,060,215.
b	Non-income producing security.
c	Investment in affiliated money market mutual fund.

At September 30, 2013, net unrealized appreciation on investments was $267,493,947 of which $271,004,456 related to appreciated investment securities and $3,510,509 related to depreciated investment securities. At September 30, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Food, Beverage & Tobacco	21.0
Energy	17.1
Pharmaceuticals, Biotech & Life Sciences	9.5
Technology Hardware & Equipment	6.3
Media	6.2
Diversified Financials	5.4
Software & Services	4.9
Household & Personal Products	4.4
Retailing	3.9
Semiconductors & Semiconductor Equipment	3.5
Materials	3.4
Consumer Services	2.9
Capital Goods	2.8
Food & Staples Retailing	2.0
Consumer Durables & Apparel	1.9
Health Care Equipment & Services	1.8
Transportation	1.1
Banks	.9
Money Market Investment	.7
Insurance	.6
100.3
† Based on net assets.

The following is a summary of the inputs used as of September 30, 2013 in valuing the fund's investments:

+ See Statement of Investments for additional detailed categorizations.
++ Securities classified as Level 2 at period end as the values were determined pursuant to the fund's fair valuation procedures.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Variable Investment Fund, Growth And Income Portfolio
September 30, 2013 (Unaudited)

Common Stocks--98.8%	Shares		Value ($)
Automobiles & Components--1.4%
Delphi Automotive	9,470		553,237
Johnson Controls	14,420		598,430
			1,151,667
Banks--3.3%
Comerica	8,910		350,252
Fifth Third Bancorp	28,960		522,438
U.S. Bancorp	21,290		778,788
Wells Fargo & Co.	27,120		1,120,598
			2,772,076
Capital Goods--8.2%
Cummins	10,730		1,425,695
Danaher	9,750		675,870
Eaton	19,190		1,321,040
Fluor	8,340		591,806
General Electric	59,090		1,411,660
Honeywell International	9,480		787,219
Precision Castparts	3,370		765,799
			6,979,089
Commercial & Professional Services--.4%
Pitney Bowes	18,530	a	337,061
Consumer Durables & Apparel--2.7%
Michael Kors Holdings	6,680	b	497,794
Newell Rubbermaid	6,450		177,375
NIKE, Cl. B	8,200		595,648
PVH	3,610		428,471
Under Armour, Cl. A	7,320	a,b	581,574
			2,280,862
Consumer Services--1.9%
Carnival	11,344		370,268
Las Vegas Sands	8,260		548,629
Starbucks	9,040		695,809
			1,614,706
Diversified Financials--12.0%
American Express	7,820		590,566
Ameriprise Financial	12,800		1,165,824
Bank of America	36,660		505,908
Berkshire Hathaway, Cl. B	5,560	b	631,116
Capital One Financial	7,540		518,300
Citigroup	28,370		1,376,229
Discover Financial Services	6,490		328,005
Goldman Sachs Group	4,330		685,049
IntercontinentalExchange	2,580	b	468,064
Invesco	13,360		426,184
JPMorgan Chase & Co.	36,316		1,877,174
Moody's	3,020		212,397
Morgan Stanley	15,710		423,385
T. Rowe Price Group	5,720		411,440
TD Ameritrade Holding	20,550		537,999
			10,157,640
Energy--7.4%
Chevron	12,080		1,467,720
EOG Resources	4,010		678,813
National Oilwell Varco	5,190		405,391
Occidental Petroleum	21,280		1,990,531
Phillips 66	7,350		424,977
Schlumberger	14,419		1,274,063
			6,241,495

Exchange-Traded Funds--.3%
iShares Russell 1000 Value Index
Fund	2,800		241,360
Food & Staples Retailing--2.6%
Costco Wholesale	4,680		538,762
CVS Caremark	17,220		977,235
Whole Foods Market	11,560		676,260
			2,192,257
Food, Beverage & Tobacco--5.4%
Coca-Cola Enterprises	32,540		1,308,433
Mondelez International, Cl. A	15,170		476,641
PepsiCo	21,470		1,706,865
Philip Morris International	12,490		1,081,509
			4,573,448
Health Care Equipment & Services--2.3%
Baxter International	5,580		366,550
Cardinal Health	12,300		641,445
McKesson	7,550		968,665
			1,976,660
Insurance--2.1%
American International Group	8,970		436,211
Hartford Financial Services Group	9,460		294,395
MetLife	17,910		840,875
Travelers	2,300		194,971
			1,766,452
Materials--3.8%
Dow Chemical	8,330		319,872
Eastman Chemical	6,450		502,455
LyondellBasell Industries, Cl. A	4,390		321,480
Martin Marietta Materials	10,400	a	1,020,968
Praxair	6,660		800,599
Vulcan Materials	4,120		213,457
			3,178,831
Media--6.6%
Comcast, Cl. A	19,300		871,395
Omnicom Group	7,320		464,381
Regal Entertainment Group, Cl. A	16,240	a	308,235
Time Warner	6,616		435,399
Twenty-First Century Fox	26,520		888,420
Viacom, Cl. B	19,210		1,605,572
Walt Disney	16,370		1,055,701
			5,629,103
Pharmaceuticals, Biotech & Life Sciences--9.3%
AbbVie	7,240		323,845
Alexion Pharmaceuticals	4,520	b	525,043
Amgen	7,050		789,177
Biogen Idec	2,580	b	621,161
Bristol-Myers Squibb	13,700		634,036
Celgene	4,470	b	688,067
Eli Lilly & Co.	6,560		330,165
Gilead Sciences	14,570	b	915,579
Illumina	3,440	b	278,055
Johnson & Johnson	3,063		265,531
Merck & Co.	4,210		200,438
Perrigo	1,890		233,188
Pfizer	51,920		1,490,623
Regeneron Pharmaceuticals	1,120	b	350,414
Vertex Pharmaceuticals	3,200	b	242,624
			7,887,946
Retailing--3.7%
Amazon.com	2,730	b	853,507
Dollar General	4,690	b	264,797
Home Depot	10,580		802,493

Kohl's	6,910		357,593
priceline.com	560	b	566,132
Urban Outfitters	8,660	b	318,428
			3,162,950
Semiconductors & Semiconductor Equipment--5.4%
Analog Devices	11,220		527,901
Applied Materials	25,230		442,534
Avago Technologies	16,690		719,673
Texas Instruments	45,680		1,839,534
Xilinx	21,560		1,010,302
			4,539,944
Software & Services--10.5%
Accenture, Cl. A	3,670		270,259
Adobe Systems	12,480	b	648,211
Cognizant Technology Solutions,
Cl. A	6,920	b	568,270
Facebook, Cl. A	16,570	b	832,477
Google, Cl. A	1,680	b	1,471,529
International Business Machines	5,490		1,016,638
Intuit	9,010		597,453
LinkedIn, Cl. A	2,240	b	551,174
MasterCard, Cl. A	1,530		1,029,353
Oracle	28,510		945,677
Paychex	8,750	a	355,600
salesforce.com	12,450	b	646,280
			8,932,921
Technology Hardware & Equipment--5.0%
Cisco Systems	59,210		1,386,698
EMC	37,440		956,966
Juniper Networks	25,290	b	502,259
QUALCOMM	20,720		1,395,699
			4,241,622
Telecommunication Services--.8%
Windstream Holdings	83,840	a	670,720
Transportation--2.4%
Delta Air Lines	13,330		314,455
FedEx	7,620		869,518
Union Pacific	5,490		852,817
			2,036,790
Utilities--1.3%
NextEra Energy	3,570		286,171
NRG Energy	14,130		386,173
NRG Yield, Cl. A	13,693		414,761
			1,087,105
Total Common Stocks
(cost $67,070,699)			83,652,705

Preferred Stocks--.4%
Automobiles & Components
General Motors,
Ser. B, Conv., Cum. $2.38
(cost $280,709)	6,130		307,420

Other Investment--.4%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $299,037)	299,037	[c]	299,037
Investment of Cash Collateral for
Securities Loaned--2.2%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund

(cost $1,856,548)	1,856,548 [c]	1,856,548
Total Investments (cost $69,506,993)	101.8%	86,115,710
Liabilities, Less Cash and Receivables	(1.8%)	(1,491,286)
Net Assets	100.0%	84,624,424

ETF -- Exchange Traded Funds

a	Security, or portion thereof, on loan. At September 30, 2013, the value of the fund's securities on loan was $2,110,923 and the value of the collateral held by the fund was $2,180,665, consisting of cash collateral of $1,856,548 and U.S. Government and Agency securities valued at $324,117.
b	Non-income producing security.
c	Investment in affiliated money market mutual fund.

At September 30, 2013, net unrealized appreciated on investments was $16,608,717 of which $17,382,360 related to appreciated investment securities and $773,643 related to depreciated investment securities. At September 30, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Diversified Financials	12.0
Software & Services	10.5
Pharmaceuticals, Biotech & Life Sciences	9.3
Capital Goods	8.2
Energy	7.4
Media	6.6
Food, Beverage & Tobacco	5.4
Semiconductors & Semiconductor Equipment	5.4
Technology Hardware & Equipment	5.0
Materials	3.8
Retailing	3.7
Banks	3.3
Consumer Durables & Apparel	2.7
Food & Staples Retailing	2.6
Money Market Investments	2.6
Transportation	2.4
Health Care Equipment & Services	2.3
Insurance	2.1
Consumer Services	1.9
Automobiles & Components	1.8
Utilities	1.3
Telecommunication Services	.8
Commercial & Professional Services	.4
Exchange-Traded Funds	.3
101.8
† Based on net assets.

The following is a summary of the inputs used as of September 30, 2013 in valuing the fund's investments:

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Variable Investment Fund, International Equity Portfolio
September 30, 2013 (Unaudited)

Common Stocks--99.6%	Shares		Value ($)
Australia--.7%
Dexus Property Group	336,806		316,007

Belgium--1.7%
Anheuser-Busch InBev	7,190		714,635

Brazil--1.2%
CCR	37,740		295,443
International Meal Company Holdings	24,368	a	219,898
			515,341
China--1.9%
Mindray Medical International, ADR	10,186		396,134
Sun Art Retail Group	298,000		426,410
			822,544
France--7.3%
Air Liquide	5,446		758,708
L'Oreal	2,384		409,582
Sanofi	7,952		806,401
Total	19,854		1,153,941
			3,128,632
Germany--8.8%
Bayer	5,713		673,644
Brenntag	3,206		533,925
Deutsche Bank	14,467		664,262
Fresenius Medical Care & Co.	6,636		431,655
Gerry Weber International	11,144		459,635
LEG Immobilien	7,782	a	448,275
SAP	6,993		516,867
			3,728,263
Hong Kong--5.1%
AIA Group	153,600		723,105
Belle International Holdings	281,000		407,543
Jardine Matheson Holdings	10,000		549,080
Man Wah Holdings	311,600		488,640
			2,168,368
Japan--29.5%
Don Quijote	18,100		1,136,178
FANUC	3,000		496,098
Japan Airlines	7,768		470,814
Japan Tobacco	25,600		924,365
Lawson	5,100		400,305
LIFENET INSURANCE	29,500	a	195,568
LIXIL Group	25,800		533,031
M3	182		505,181
Makita	8,800		512,011
Mitsubishi UFJ Financial Group	117,900		756,311
NGK Spark Plug	25,000		555,416
Nissan Motor	58,600		589,998
Nomura Holdings	84,800		662,176
Sawai Pharmaceutical	6,800		478,133
Softbank	15,600		1,084,159
Sugi Holdings	12,700		545,147
Suntory Beverage & Food	16,100	a	543,295
TOPCON	39,300		612,901
Toyota Motor	24,700		1,584,039
			12,585,126

Mexico--.8%
Grupo Financiero Santander Mexico, Cl. B, ADR	24,102		333,090

Netherlands--1.5%
Wolters Kluwer	25,176		648,270

Norway--1.1%
DNB	32,094		487,483

Philippines--2.4%
Energy Development	3,280,300		409,086
LT Group	559,500		231,530
Philippine Long Distance Telephone	5,710		389,439
			1,030,055
Sweden--.9%
TeliaSonera	52,297		400,759

Switzerland--11.6%
Actelion	4,787	a	339,889
Nestle	15,837		1,109,257
Novartis	13,171		1,012,399
Roche Holding	3,966		1,069,859
Syngenta	1,887		770,939
Zurich Insurance Group	2,416	a	622,229
			4,924,572
Thailand--1.1%
Bangkok Bank	74,500		470,202

United Kingdom--24.0%
Aberdeen Asset Management	74,790		458,631
Associated British Foods	13,253		402,932
Barclays	86,492		372,128
British American Tobacco	13,687		726,242
Centrica	101,915		610,496
GlaxoSmithKline	33,174		833,764
Imagination Technologies Group	43,641	a	230,598
Old Mutual	174,555		530,171
Ophir Energy	44,163	a	238,737
Prudential	49,077		914,927
Rio Tinto	12,506		612,473
Royal Bank of Scotland Group	61,864	a	359,641
Royal Dutch Shell, Cl. B	31,668		1,094,534
SSE	29,683		708,955
Standard Chartered	25,706		616,554
Vodafone Group	238,736		841,842
Wolseley	12,947		670,332
			10,222,957
Total Common Stocks
(cost $34,851,706)			42,496,304

	Number of
Rights--.1%	Rights	Value ($)
United Kingdom
Barclays
(cost $30,136)	21,623 [a]	28,267

Other Investment--.1%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $50,000)	50,000 [b]	50,000
Total Investments (cost $34,931,842)	99.8%	42,574,571
Cash and Receivables (Net)	.2%	65,174
Net Assets	100.0%	42,639,745

ADR - American Depository Receipts

a	Non-income producing security.
b	Investment in affiliated money market mutual fund.

At September 30, 2013, net unrealized appreciation on investments was $7,642,729 of which $8,305,043 related to appreciated investment securities and $662,314 related to depreciated investment securities. At September 30, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Consumer Goods	22.6
Financial	21.0
Health Care	14.0
Consumer Services	10.2
Basic Materials	7.9

Telecommunications	6.4
Industrial	6.0
Oil & Gas	5.8
Utilities	4.1
Technology	1.7
Money Market Investment	.1
99.8
† Based on net assets.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
September 30, 2013 (Unaudited)

Gross Unrealized Appreciation	63,725
Gross Unrealized Depreciation	(112,394)

Counterparties:
a	UBS
b	Barclays Bank
c	Royal Bank of Scotland
d	JP Morgan Chase Bank

The following is a summary of the inputs used as of September 30, 2013 in valuing the fund's investments:

+ See Statement of Investments for additional detailed categorizations.
++ Securities classified as Level 2 at period end as the values were determined pursuant to the fund's fair valuation procedures.
+++ Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended September 30, 2013 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.

When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Variable Investment Fund, International Value Portfolio
September 30, 2013 (Unaudited)

Common Stocks--98.5%	Shares		Value ($)
Australia--2.9%
Australia & New Zealand Banking Group	19,781		568,445
Metcash	132,770		396,927
Primary Health Care	5,203		23,402
QBE Insurance Group	67,503		924,069
			1,912,843
Belgium--.3%
Delhaize Group	3,740		235,789
Brazil--1.7%
Banco Santander Brasil, ADS	85,310		592,905
Petroleo Brasileiro, ADR	35,010		542,305
			1,135,210
China--2.0%
Beijing Capital International Airport, Cl. H	548,000		358,588
CNOOC	182,000		367,824
FIH Mobile	566,000	a	351,374
Guangzhou Automobile Group, Cl. H	240,272		260,276
			1,338,062
Denmark--.8%
Carlsberg, Cl. B	5,360		552,130
France--12.7%
Alstom	18,600		662,773
BNP Paribas	9,090		615,263
Bouygues	10,350		377,853
Carrefour	32,743		1,122,207
Cie de St-Gobain	13,822		684,782
Danone	4,880		367,434
Electricite de France	13,758		435,286
GDF Suez	34,478		866,594
Orange	42,350		531,227
Sanofi	10,557		1,070,571
Total	28,030		1,629,141
			8,363,131
Germany--8.8%
Aixtron	38,130	a	644,594
Celesio	27,810		626,112
Daimler	10,754		838,230
Deutsche Bank	23,730		1,089,578
Deutsche Telekom	42,650		618,625
E.ON	14,070		250,262
Muenchener Rueckversicherungs	2,520		492,926
Siemens	10,270		1,238,142
			5,798,469
Hong Kong--3.4%
BOC Hong Kong Holdings	140,000		450,038
COSCO Pacific	301,507		460,675
Esprit Holdings	403,785		644,935
Pacific Basin Shipping	287,000		195,300
Yue Yuen Industrial Holdings	167,000		466,431
			2,217,379
India--1.2%
Reliance Industries, GDR	19,330	b	508,186
State Bank of India, GDR	5,430		282,606
			790,792
Israel--1.5%

Teva Pharmaceutical Industries, ADR	25,480		962,635
Italy--2.6%
Assicurazioni Generali	20,380		407,109
Eni	14,345		330,732
Finmeccanica	63,556	a	380,574
Saras	478,770	a	599,821
			1,718,236
Japan--20.9%
Ajinomoto	27,000		355,508
East Japan Railway	5,400		465,471
Fujitsu	86,000		321,731
INPEX	55,600		657,248
Kao	16,900		528,060
Matsumotokiyoshi Holdings	9,900		320,704
Mitsubishi UFJ Financial Group	243,400		1,561,374
Nippon Express	138,000		693,657
Nippon Shokubai	54,000		626,987
Nippon Telegraph & Telephone	8,600		446,380
Nomura Holdings	23,900		186,627
Nomura Real Estate Holdings	16,900		416,238
Ricoh	57,700		668,047
Shimamura	4,900		488,131
Shin-Etsu Chemical	4,760		292,228
Sumitomo Electric Industries	39,700		576,290
Sumitomo Mitsui Financial Group	15,600		757,348
Sumitomo Mitsui Trust Holdings	76,240		378,629
Taiyo Nippon Sanso	105,000		706,408
Tokyo Electron	15,000		806,884
Toyota Motor	26,300		1,686,649
Yamada Denki	161,100		476,432
Yamaha Motor	25,200		370,408
			13,787,439
Netherlands--2.2%
Aegon	52,232		386,760
Koninklijke Philips	28,550		920,754
Royal Dutch Shell, Cl. A	4,327		142,742
			1,450,256
Norway--1.2%
Norsk Hydro	82,486		342,074
Orkla	58,130		423,478
			765,552
Russia--.4%
Gazprom, ADR	33,620		296,192
Singapore--1.5%
DBS Group Holdings	36,217		474,336
United Overseas Bank	30,000		494,684
			969,020
South Africa--.2%
Murray & Roberts Holdings	48,497	a	132,795
South Korea--3.3%
Hyundai Mobis	833		221,805
KB Financial Group	4,040		141,103
KB Financial Group, ADR	14,159		495,848
Korea Electric Power	13,760	a	385,149
Korea Electric Power, ADR	14,710		206,528
Samsung Electronics	278		351,977
Samsung Fire & Marine Insurance	1,563		358,844
			2,161,254
Spain--.5%
Banco Bilbao Vizcaya Argentaria	30,800		346,023
Sweden--2.2%

Ericsson, Cl. B	81,740		1,088,714
Svenska Cellulosa, Cl. B	15,450		389,849
			1,478,563
Switzerland--8.6%
Adecco	6,910	a	493,535
Clariant	26,710	a	451,293
Credit Suisse Group	19,490	a	597,237
Novartis	27,559		2,118,344
Roche Holding	4,880		1,316,418
UBS	32,474	a	664,357
			5,641,184
Taiwan--1.1%
Advanced Semiconductor Engineering	301,000		290,792
Hon Hai Precision Industry	158,730		407,039
			697,831
United Kingdom--18.5%
Anglo American	26,622		654,661
AZ Electronic Materials	55,180		263,797
Barclays	130,289		560,563
BHP Billiton	22,370		658,883
BP	144,311		1,012,473
CRH	24,470		585,824
Direct Line Insurance Group	96,439		332,866
eSure Group	131,730		521,012
Home Retail Group	181,575		494,715
HSBC Holdings	172,993		1,874,772
Resolution	73,732		379,458
Royal Dutch Shell, Cl. A	49,354		1,630,244
Serco Group	47,320		418,487
Shire	13,260		530,938
Standard Chartered	17,390		417,096
Tesco	88,938		517,040
Unilever	15,943		615,749
Vodafone Group	202,163		712,876
			12,181,454
Total Common Stocks
(cost $69,484,250)			64,932,239

Preferred Stocks--.4%
Germany
Volkswagen
(cost $239,506)	1,020		240,427

Rights--.1%
Spain
Banco Bilbao Vizcaya Argentaria	30,800	a	4,208
Barclays	27,612	a	36,096
Total Rights
(cost $44,597)			40,304

Other Investment--1.0%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $645,000)	645,000	[c]	645,000
Total Investments (cost $70,413,353)	100.0%		65,857,970
Cash and Receivables (Net)	.0%		13,580
Net Assets	100.0%		65,871,550

ADR - American Depository Receipts
ADS - American Depository Shares

GDR - Global Depository Receipts

a	Non-income producing security.
b	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2013, this security was amounted to $508,186 or .8% of net assets.
c	Investment in affiliated money market mutual fund.

At September 30, 2013, net unrealized depreciation on investments was $4,555,383 of which $5,263,336 related to appreciated investment securities and $9,818,719 related to depreciated investment securities. At September 30, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Financial	25.5
Industrial	12.2
Energy	11.7
Health Care	10.1
Consumer Discretionary	9.4
Consumer Staples	8.8
Information Technology	7.5
Materials	7.0
Telecommunication Services	3.5
Utilities	3.3
Money Market Investment	1.0
100.0
† Based on net assets.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
September 30, 2013 (Unaudited)

Counterparties:
a	Citigroup
b	Morgan Stanley Capital Services
c	JP Morgan Chase Bank
d	Goldman Sachs International

e	Credit Suisse

The following is a summary of the inputs used as of September 30, 2013 in valuing the fund's investments:

+ See Statement of Investments for additional detailed categorizations.
++ Securities classified as Level 2 at period end as the values were determined pursuant to the fund's fair valuation procedures.
+++ Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended September 30, 2013 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.

When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Variable Investment Fund, Money Market Portfolio
September 30, 2013 (Unaudited)

Negotiable Bank Certificates of Deposit--3.0%	Principal Amount ($)	Value ($)
Mizuho Corporate Bank (Yankee)		
0.22%, 10/15/13		
(cost $5,000,000)	5,000,000	5,000,000
Commercial Paper--36.5%		
Automatic Data Processing Inc.		
0.05%, 10/2/13	5,000,000 a	4,999,993
Barclays U.S. Funding		
0.08%, 10/24/13	5,000,000	4,999,745
BNP Paribas Finance Inc.		
0.01%, 10/1/13	5,000,000	5,000,000
Coca Cola Company		
0.19%, 10/21/13	5,000,000 a	4,999,472
Credit Agricole NA		
0.03%, 10/1/13	5,000,000	5,000,000
General Electric Capital Corp.		
0.22%, 12/9/13	5,000,000	4,997,892
National Australia Funding (DE) Inc.		
0.21%, 10/16/13	5,000,000 a,b	5,000,000
RBS Holdings USA Inc.		
0.11%, 10/1/13	5,000,000	5,000,000
Societe Generale N.A. Inc.		
0.01%, 10/1/13	5,000,000	5,000,000
Toronto-Dominion Holdings USA Inc.		
0.22%, 2/18/14	5,000,000 a	4,995,722
Toyota Motor Credit Corp.		
0.22%, 3/11/14	5,000,000	4,995,081
UBS Finance (Delaware) Inc.		
0.05%, 10/1/13	5,000,000	5,000,000
Total Commercial Papers		
(cost $59,987,905)		**59,987,905**
Asset-Backed Commercial Paper--24.3%		
Alpine Securitization Corp.		
0.18%, 10/24/13	5,000,000 a	4,999,425
Collateralized Commercial Paper Program Co., LLC		
0.30%, 11/4/13	5,000,000	4,998,583
Fairway Finance Corporation		
0.19%, 1/22/14	5,000,000 a	4,997,018
FCAR Owner Trust, Ser. II		
0.21%, 12/6/13	5,000,000	4,998,075
Metlife Short Term Funding LLC		
0.16%, 10/1/13	5,000,000 a	5,000,000
Northern Pines Funding LLC		
0.21%, 12/3/13	5,000,000 a	4,998,163
Regency Markets No. 1 LLC		
0.15%, 10/21/13	5,000,000 a	4,999,583
Victory Receivables Corp.		
0.18%, 10/22/13	5,000,000 a	4,999,475
Total Asset-Backed Commercial Paper		
(cost $39,990,322)		**39,990,322**

a Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2013, these securities amounted to $49,988,851 or 30.4% of net assets.
b Variable rate security--interest rate subject to periodic change.

At September 30, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

The following is a summary of the inputs used as of September 30, 2013 in valuing the fund's investments:

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the Board of Trustees.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Variable Investment Fund, Opportunistic Small Cap Portfolio
September 30, 2013 (Unaudited)

Common Stocks--99.9%	Shares		Value ($)
Automobiles & Components--5.2%
American Axle & Manufacturing
Holdings	147,220	a	2,903,178
Dana Holding	168,450		3,847,398
Tenneco	49,180	a	2,483,590
Tower International	42,240	a	844,378
			10,078,544
Banks--17.3%
Columbia Banking System	50,860		1,256,242
CVB Financial	146,050		1,974,596
EverBank Financial	318,270		4,767,685
First Financial Holdings	68,730		3,791,147
First Niagara Financial Group	289,640		3,003,567
Nationstar Mortgage Holdings	82,570	a,b	4,642,911
Old National Bancorp	97,600		1,385,920
Radian Group	139,420	b	1,942,121
Sandy Spring Bancorp	47,620		1,107,641
SVB Financial Group	63,840	a	5,513,861
UMB Financial	75,360		4,095,062
			33,480,753
Capital Goods--7.7%
Brady, Cl. A	129,860		3,960,730
L.B. Foster, Cl. A	18,210		832,925
Rush Enterprises, Cl. A	59,700	a	1,582,647
Trinity Industries	22,070		1,000,874
Watts Water Technologies, Cl. A	77,860		4,388,968
WESCO International	28,640	a	2,191,819
Woodward	23,990		979,512
			14,937,475
Commercial & Professional Services--7.0%
Herman Miller	160,880		4,694,478
Knoll	36,370		616,108
Steelcase, Cl. A	384,170		6,384,905
TrueBlue	76,920	a	1,846,849
			13,542,340
Consumer Durables & Apparel--2.6%
Jones Group	323,040		4,848,830
Tumi Holdings	4,740	a	95,511
			4,944,341
Diversified Financials--4.1%
E*TRADE Financial	73,470	a	1,212,255
Greenhill & Co.	49,010		2,444,619
Nelnet, Cl. A	51,930		1,996,709
Portfolio Recovery Associates	38,090	a	2,283,115
			7,936,698
Energy--2.0%
Magnum Hunter Resources	277,730	a	1,713,594
Superior Energy Services	87,100	a	2,180,984
			3,894,578

Exchange-Traded Funds--.4%
iShares Russell 2000 ETF	6,860		731,345
Health Care Equipment & Services--4.9%
Align Technology	61,530	a	2,960,824
Hanger	128,800	a	4,348,288
Merit Medical Systems	180,500	a	2,189,465
			9,498,577
Insurance--.9%
Brown & Brown	56,490		1,813,329
Materials--4.2%
Allied Nevada Gold	400,720	a,b	1,675,010
Chemtura	160,750	a	3,695,643
OMNOVA Solutions	320,610	a	2,741,215
			8,111,868
Media--.4%
AMC Networks, Cl. A	6,300	a	431,424
Lamar Advertising, Cl. A	8,600	a	404,458
			835,882
Pharmaceuticals, Biotech & Life Sciences--6.4%
Cubist Pharmaceuticals	17,160	a	1,090,518
Emergent BioSolutions	265,099	a	5,050,136
Questcor Pharmaceuticals	49,570		2,875,060
Salix Pharmaceuticals	50,690	a	3,390,147
			12,405,861
Retailing--4.0%
Office Depot	521,990	a	2,521,212
OfficeMax	200,360		2,562,604
Williams-Sonoma	49,090		2,758,858
			7,842,674
Semiconductors & Semiconductor Equipment--5.5%
Applied Micro Circuits	417,440	a	5,384,976
Lattice Semiconductor	336,020	a	1,498,649
Microsemi	133,320	a	3,233,010
Xilinx	13,090		613,397
			10,730,032
Software & Services--11.5%
Cardtronics	48,520	a	1,800,092
CoreLogic	70,360	a	1,903,238
CSG Systems International	154,020		3,858,201
DealerTrack Technologies	137,810	a	5,903,780
Ellie Mae	30,080	a	962,861
Heartland Payment Systems	123,420	b	4,902,242
WEX	32,290	a	2,833,447
			22,163,861
Technology Hardware & Equipment--12.7%
Arrow Electronics	71,990	a	3,493,675
Belden	31,690		2,029,745
Ciena	293,020	a	7,319,640
JDS Uniphase	284,990	a	4,192,203
Plexus	26,570	a	988,404
ScanSource	77,680	a	2,687,728
Vishay Intertechnology	298,270	a	3,844,700
			24,556,095
Transportation--3.1%
Con-way	23,450		1,010,461

Landstar System	88,780	4,969,904
		5,980,365
Total Common Stocks
(cost $158,358,974)		193,484,618

Other Investment--.2%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $405,739)	405,739 [c]	405,739
Investment of Cash Collateral for
Securities Loaned--5.8%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $11,284,933)	11,284,933 [c]	11,284,933
Total Investments (cost $170,049,646)	105.9%	205,175,290
Liabilities, Less Cash and Receivables	(5.9%)	(11,526,980)
Net Assets	100.0%	193,648,310

ETF -- Exchange Traded Fund

a	Non-income producing security.
b	Security, or portion thereof, on loan. At September 30, 2013, the value of the fund's securities on loan was
$11,021,853 and the value of the collateral held by the fund was $11,284,933.
c	Investment in affiliated money market mutual fund.

At September 30, 2013, net unrealized appreciation on investments was $35,125,644 of which $37,150,912 related to appreciated investment securities and $2,025,268 related to depreciated investment securities. At September 30, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Banks	17.3
Technology Hardware & Equipment	12.7
Software & Services	11.5
Capital Goods	7.7
Commercial & Professional Services	7.0
Pharmaceuticals, Biotech & Life Sciences	6.4
Money Market Investments	6.0
Semiconductors & Semiconductor Equipment	5.5
Automobiles & Components	5.2
Health Care Equipment & Services	4.9
Materials	4.2
Diversified Financials	4.1
Retailing	4.0
Transportation	3.1
Consumer Durables & Apparel	2.6
Energy	2.0
Insurance	.9
Exchange-Traded Funds	.4
Media	.4
105.9
† Based on net assets.

The following is a summary of the inputs used as of September 30, 2013 in valuing the fund's investments:

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Variable Investment Fund, Quality Bond Portfolio
September 30, 2013 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--124.6%	Rate (%)	Date	Amount ($) [a]		Value ($)
Asset-Backed Ctfs./Auto Receivables--6.7%
AmeriCredit Automobile Receivables
Trust, Ser. 2013-1, Cl. D	2.09	2/8/19	305,000		297,429
AmeriCredit Automobile Receivables
Trust, Ser. 2012-5, Cl. D	2.35	12/10/18	155,000		154,152
AmeriCredit Automobile Receivables
Trust, Ser. 2012-1, Cl. C	2.67	1/8/18	175,000		180,534
AmeriCredit Automobile Receivables
Trust, Ser. 2012-4, Cl. D	2.68	10/9/18	245,000		245,521
AmeriCredit Automobile Receivables
Trust, Ser. 2011-5, Cl. D	5.05	12/8/17	490,000		525,268
Capital Auto Receivables Asset
Trust, Ser. 2013-1, Cl. D	2.19	9/20/21	160,000		156,518
CarMax Auto Owner Trust,
Ser. 2010-1, Cl. B	3.75	12/15/15	110,000		111,323
CarMax Auto Owner Trust,
Ser. 2010-2, Cl. B	3.96	6/15/16	265,000		271,955
Citicorp Residential Mortgage
Securities, Ser. 2007-2, Cl. A3	5.95	6/25/37	118,998	b	120,563
Santander Drive Auto Receivables
Trust, Ser. 2010-2, Cl. B	2.24	12/15/14	30,386		30,424
Santander Drive Auto Receivables
Trust, Ser. 2013-1, Cl. D	2.27	1/15/19	210,000		205,455
Santander Drive Auto Receivables
Trust, Ser. 2012-6, Cl. D	2.52	9/17/18	285,000		281,985
Santander Drive Auto Receivables
Trust, Ser. 2013-2, Cl. D	2.57	3/15/19	510,000		498,883
Santander Drive Auto Receivables
Trust, Ser. 2012-5, Cl. C	2.70	8/15/18	440,000		443,045
Santander Drive Auto Receivables
Trust, Ser. 2010-3, Cl. C	3.06	11/15/17	245,000		249,998
Santander Drive Auto Receivables
Trust, Ser. 2011-1, Cl. C	3.11	5/16/16	475,000		484,269
Santander Drive Auto Receivables
Trust, Ser. 2012-3, Cl. D	3.64	5/15/18	305,000		311,398
Santander Drive Auto Receivables
Trust, Ser. 2012-1, Cl. C	3.78	11/15/17	105,000		107,400
Santander Drive Auto Receivables
Trust, Ser. 2011-3, Cl. D	4.23	5/15/17	200,000		208,189
Santander Drive Auto Receivables
Trust, Ser. 2011-4, Cl. D	4.74	9/15/17	235,000		247,141
					5,131,450
Asset-Backed Ctfs./Home Equity Loans--.2%
Ameriquest Mortgage Securities,
Ser. 2003-11, Cl. AF6	5.64	12/25/33	184,785	b	188,970
Commercial Mortgage Pass-Through Ctfs.--4.7%
Bear Stearns Commercial Mortgage
Securities Trust,
Ser. 2006-PW12, Cl. AAB	5.83	9/11/38	163,284	b	164,850
Citigroup Commercial Mortgage
Trust, Ser. 2007-C6, Cl. A4	5.88	12/10/49	200,000	b	226,525
Commercial Mortgage Trust,
Ser. 2013-LC13, Cl. C	5.05	8/10/46	130,000	b,c	129,037
Extended Stay America Trust,
Ser. 2013-ESH7, Cl. C7	3.90	12/5/31	225,000	c	218,872
GS Mortgage Securities Corporation
II Trust, Ser. 2007-EOP, Cl. B	1.73	3/6/20	1,065,000	b,c	1,066,863
GS Mortgage Securities Corporation
II Trust, Ser. 2007-EOP, Cl. E	2.48	3/6/20	395,000	b,c	396,386

GS Mortgage Securities Corporation
II Trust, Ser. 2007-EOP, Cl. K	4.80	3/6/20	225,000	b,c	226,171
JP Morgan Chase Commercial
Mortgage Securities Trust,
Ser. 2011-C3, Cl. A4	4.72	2/15/46	485,000	c	529,043
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2005-LDP5, Cl. A2	5.20	12/15/44	338,585		341,835
JP Morgan Chase Commerical
Mortgage Securities,
Ser. 2012-LC9, Cl. A3	2.48	12/15/47	155,000		151,488
WFRBS Commercial Mortgage Trust,
Ser. 2011-C5, Cl. A4	3.67	11/15/44	145,000		147,990
					3,599,060
Consumer Discretionary--2.8%
Clear Channel Worldwide Holdings,
Gtd. Notes, Ser. B	7.63	3/15/20	115,000		119,312
Comcast,
Gtd. Notes	6.30	11/15/17	85,000		100,240
Cox Communications,
Sr. Unscd. Notes	6.25	6/1/18	205,000	c	230,781
CVS Pass-Through Trust,
Pass Thru Certificates Notes	6.04	12/10/28	273,683		302,383
CVS Pass-Through Trust,
Pass Thru Certificates Notes	8.35	7/10/31	501,467	c	635,702
NBCUniversal Media,
Gtd. Notes	5.15	4/30/20	170,000		193,046
News America,
Unscd. Notes	4.00	10/1/23	90,000	c	90,278
Staples,
Sr. Unscd. Notes	2.75	1/12/18	190,000		191,315
Time Warner Cable,
Gtd. Debs.	6.55	5/1/37	180,000		166,097
Walgreen,
Sr. Unscd. Notes	1.00	3/13/15	160,000		160,528
					2,189,682
Consumer Staples--1.6%
ConAgra Foods,
Sr. Unscd. Notes	4.65	1/25/43	100,000		91,109
Lorillard Tobacco,
Gtd. Notes	3.75	5/20/23	215,000		197,866
Mondelez International,
Sr. Unscd. Notes	6.13	2/1/18	135,000		156,243
Pernod-Ricard,
Sr. Unscd. Notes	4.45	1/15/22	240,000	c	246,818
Reynolds American,
Gtd. Notes	4.85	9/15/23	495,000		515,124
					1,207,160
Energy--4.8%
Anadarko Petroleum,
Sr. Unscd. Notes	6.38	9/15/17	165,000		191,979
Ecopetrol,
Sr. Unscd. Notes	5.88	9/18/23	385,000		401,363
Energy Transfer Partners,
Sr. Unscd. Notes	4.90	2/1/24	395,000		402,197
Energy Transfer Partners,
Sr. Unscd. Notes	5.15	2/1/43	270,000		241,998
Gazprom OAO Via Gaz Capital,
Sr. Unscd. Notes	4.95	7/19/22	420,000	c	406,875
Kinder Morgan Energy Partners,
Sr. Unscd. Notes	5.00	3/1/43	210,000		190,608
Kinder Morgan Energy Partners,
Sr. Unscd. Notes	6.85	2/15/20	170,000		201,578
Oasis Petroleum,
Gtd. Notes	6.88	3/15/22	235,000	c	248,513
Pemex Project Funding Master

Trust, Gtd. Bonds	6.63	6/15/35	315,000		334,256
Petrobras Global Finance,
Gtd. Notes	4.38	5/20/23	335,000		309,803
Petrobras International Finance,
Gtd. Notes	5.38	1/27/21	250,000		252,396
Spectra Energy Partners,
Sr. Unscd. Notes	2.95	9/25/18	80,000		81,410
Spectra Energy Partners,
Sr. Unscd. Notes	4.75	3/15/24	70,000		72,277
Unit,
Gtd. Notes	6.63	5/15/21	170,000		175,100
Williams Partners,
Sr. Unscd. Notes	3.35	8/15/22	125,000		115,948
Williams Partners,
Sr. Unscd. Notes	6.30	4/15/40	65,000		68,762
					3,695,063
Financial--13.0%
Ally Financial,
Gtd. Notes	4.63	6/26/15	440,000		455,387
AON,
Gtd. Notes	3.50	9/30/15	240,000		251,707
Bank of America,
Sr. Unscd. Notes	5.63	7/1/20	40,000		44,880
BBVA US Senior,
Bank Gtd. Notes	4.66	10/9/15	655,000		682,315
Boston Properties,
Sr. Unscd. Notes	3.70	11/15/18	140,000		147,295
CIT Group,
Sr. Unscd. Notes	5.00	5/15/17	210,000		221,812
Citigroup,
Sr. Unscd. Notes	5.38	8/9/20	210,000		235,251
Citigroup,
Sub. Notes	5.50	9/13/25	435,000		448,355
Citigroup,
Sr. Unscd. Notes	5.88	1/30/42	135,000		150,644
DDR,
Sr. Unscd. Notes	4.75	4/15/18	340,000		367,368
Discover Financial Services,
Sr. Unscd. Notes	5.20	4/27/22	589,000		621,784
ERAC USA Finance,
Gtd. Notes	5.60	5/1/15	98,000	c	104,847
ERAC USA Finance,
Gtd. Notes	6.38	10/15/17	120,000	c	139,412
Ford Motor Credit,
Sr. Unscd. Notes	5.00	5/15/18	720,000		790,597
Genworth Holdings,
Gtd. Notes	7.20	2/15/21	85,000		98,089
Genworth Holdings,
Gtd. Notes	7.70	6/15/20	110,000		130,035
Goldman Sachs Group,
Sr. Unscd. Notes	5.25	7/27/21	245,000		264,819
Goldman Sachs Group,
Sr. Unscd. Notes	5.75	1/24/22	160,000		177,679
Health Care REIT,
Sr. Unscd. Notes	5.13	3/15/43	280,000		250,673
HSBC Holdings,
Sr. Unscd. Notes	4.00	3/30/22	335,000		341,476
International Lease Finance,
Sr. Unscd. Notes	5.75	5/15/16	225,000		239,688
International Lease Finance,
Sr. Unscd. Notes	6.63	11/15/13	250,000		251,406
JPMorgan Chase & Co.,
Sr. Unscd. Notes	4.35	8/15/21	330,000		342,406
Liberty Mutual Group,
Gtd. Notes	6.50	5/1/42	105,000	c	113,692
Merrill Lynch & Co.,

Sub. Notes	5.70	5/2/17	320,000		353,531
Morgan Stanley,
Sr. Unscd. Notes	2.88	1/24/14	250,000		251,691
Morgan Stanley,
Sr. Unscd. Notes	5.50	7/28/21	240,000		262,904
Pacific LifeCorp,
Sr. Unscd. Notes	5.13	1/30/43	360,000	c	333,197
Prudential Financial,
Jr. Sub. Notes	5.88	9/15/42	240,000	b	236,400
Regency Centers,
Gtd. Notes	5.25	8/1/15	66,000		70,556
Regency Centers,
Gtd. Notes	5.88	6/15/17	120,000		133,797
Royal Bank of Scotland Group,
Sr. Unscd. Notes	2.55	9/18/15	270,000		275,926
Royal Bank of Scotland,
Sub. Notes	9.50	3/16/22	445,000	b	512,973
Santander US Debt,
Bank Gtd. Notes	3.72	1/20/15	500,000	c	507,240
WEA Finance,
Gtd. Notes	7.13	4/15/18	190,000	c	226,409
					10,036,241
Foreign/Governmental--4.4%
Banco Nacional de Desenvolvimento
Economico e Social, Sr. Unscd.
Notes	3.38	9/26/16	200,000	c	201,100
Brazil Notas do Tesouro Nacional,
Sr. Notes, Ser. F BRL	10.00	1/1/17	1,900,000		851,211
Corporacion Andina de Fomento,
Sr. Unscd. Notes	3.75	1/15/16	275,000		288,662
Eurasian Development Bank,
Sr. Unscd. Notes	5.00	9/26/20	385,000	c	381,369
Indonesia Eximbank,
Sr. Unscd. Notes	3.75	4/26/17	200,000		197,500
Korea Finance,
Sr. Unscd. Notes	2.25	8/7/17	335,000		335,470
Petroleos Mexicanos,
Gtd. Notes	5.50	1/21/21	230,000		247,250
Province of Quebec Canada,
Sr. Unscd. Notes	4.60	5/26/15	305,000		325,880
Republic of Korea,
Sr. Unscd. Notes	7.13	4/16/19	110,000		136,619
Russian Federation,
Sr. Unscd. Bonds	3.50	1/16/19	400,000	c	404,000
					3,369,061
Health Care--.7%
Biomet,
Gtd. Notes	6.50	8/1/20	70,000		72,625
Tenet Healthcare,
Sr. Scd. Notes	6.00	10/1/20	175,000	c	179,266
WellPoint,
Sr. Unscd. Notes	1.25	9/10/15	310,000		312,259
					564,150
Industrial--.6%
CSX,
Sr. Unscd. Notes	4.10	3/15/44	245,000		208,429
Waste Management,
Gtd. Notes	7.38	5/15/29	200,000		244,972
West,
Gtd. Notes	7.88	1/15/19	10,000		10,825
					464,226
Information Technology--.1%
Hewlett-Packard,
Sr. Unscd. Notes	4.30	6/1/21	85,000		82,711
Materials--2.5%
ArcelorMittal,

Sr. Unscd. Notes	4.25	3/1/16	190,000	b	195,937
Freeport-McMoRan Copper & Gold,
Gtd. Notes	5.45	3/15/43	220,000	c	197,870
Holcim US Finance,
Gtd. Notes	5.15	9/12/23	200,000	c	208,355
INEOS Finance,
Sr. Scd. Notes	7.50	5/1/20	180,000	c	193,950
LYB International Finance,
Gtd. Notes	4.00	7/15/23	295,000		293,045
Teck Resources,
Gtd. Notes	5.40	2/1/43	260,000	d	228,014
Teck Resources,
Gtd. Notes	6.25	7/15/41	185,000		179,831
Vale Overseas,
Gtd. Notes	4.38	1/11/22	235,000		227,584
Vale,
Sr. Unscd. Notes	5.63	9/11/42	220,000		192,996
					1,917,582
Municipal Bonds--1.8%
California,
GO (Build America Bonds)	7.30	10/1/39	340,000		428,220
Illinois,
GO (Pension Funding Series)	5.10	6/1/33	355,000		315,109
New York City,
GO (Build America Bonds)	5.99	12/1/36	200,000		224,792
Puerto Rico Aqueduct and Sewer
Authority, Senior Lien Revenue	5.25	7/1/42	80,000		55,308
Puerto Rico Aqueduct and Sewer
Authority, Senior Lien Revenue	5.75	7/1/37	190,000		140,368
Puerto Rico Electric Power
Authority, Power Revenue	5.00	7/1/29	80,000		58,308
Puerto Rico Electric Power
Authority, Power Revenue	5.25	7/1/40	210,000		146,118
					1,368,223
Residential Mortgage Pass-Through Ctfs.--.2%
Credit Suisse First Boston
Mortgage Securities,
Ser. 2005-6, Cl. 1A2	0.45	7/25/35	145,187	b	130,351
Telecommunications--2.9%
Cellco Partnership/Verizon
Wireless Capital, Sr. Unscd.
Notes	8.50	11/15/18	170,000		218,088
Digicel,
Sr. Unscd. Notes	6.00	4/15/21	200,000	c	188,500
Intelsat Jackson Holdings,
Gtd. Notes	7.25	4/1/19	180,000		193,500
Rogers Communications
Gtd. Bonds	4.10	10/1/23	185,000		185,951
SBA Tower Trust,
Mortgage Bonds	3.60	4/15/43	425,000	c	424,731
Telecom Italia Capital,
Gtd. Notes	7.20	7/18/36	425,000		397,020
Telefonica Emisiones,
Gtd. Notes	7.05	6/20/36	150,000		159,960
Verizon Communications,
Sr. Unscd. Notes	6.55	9/15/43	410,000		464,485
					2,232,235
U.S. Government Agencies/Mortgage-Backed--29.0%
Federal Home Loan Mortgage Corp.:
4.00%			2,135,000	e,f	2,232,076
Multiclass Mortgage
Participation Ctfs., REMIC,
Ser. 2586, Cl. WE, 4.00%,
12/15/32			16,953	e	17,038
5.50%, 5/1/40			37,492	e	40,749
Federal National Mortgage Association:

2.50%			795,000 e,f	799,969
3.00%			2,890,000 e,f	2,873,744
3.50%			4,500,000 e,f	4,582,266
4.00%			2,365,000 e,f	2,481,402
4.50%			2,950,000 e,f	3,151,430
5.00%			2,515,000 e,f	2,727,597
5.00%, 3/1/21 - 11/1/21			332,780 e	355,634
5.50%, 2/1/34 - 7/1/40			415,584 e	455,353
6.00%, 2/1/39 - 5/1/39			211,081 e	231,723
7.00%, 6/1/29 - 9/1/29			22,763 e	24,506
Government National Mortgage Association I;				
5.50%, 4/15/33			605,191	662,810
Government National Mortgage Association II:				
4.50%			1,555,000 f	1,676,484
7.00%, 9/20/28 - 7/20/29			7,172	8,392
				22,321,173
U.S. Government Securities--45.5%				
U.S. Treasury Bonds:				
3.88%, 8/15/40			1,605,000 d	1,672,837
6.13%, 11/15/27			155,000	209,286
U.S. Treasury Notes:				
0.13%, 7/31/14			7,585,000 d	7,587,222
0.25%, 10/31/13			14,500,000 d	14,502,262
1.38%, 7/31/18			950,000 d	951,744
2.13%, 5/31/15			4,775,000 d	4,923,192
2.38%, 7/31/17			4,930,000	5,184,975
				35,031,518
Utilities--3.1%				
Consolidated Edison of New York,				
Sr. Unscd. Debs., Ser. 06-D	5.30	12/1/16	400,000	454,069
Electricite de France,				
Sub. Notes	5.25	1/29/49	400,000 b,c	379,043
Enel Finance International,				
Gtd. Notes	6.80	9/15/37	310,000 c	310,146
Exelon Generation,				
Sr. Unscd. Notes	6.25	10/1/39	185,000	191,126
Nevada Power,				
Mortgage Notes, Ser. R	6.75	7/1/37	265,000	335,650
Nisource Finance,				
Gtd. Notes	4.45	12/1/21	245,000	253,383
Sempra Energy,				
Sr. Unscd. Notes	6.50	6/1/16	295,000	335,248
Sierra Pacific Power,				
Mortgage Notes, Ser. P	6.75	7/1/37	130,000	163,585
				2,422,250
Total Bonds and Notes				
(cost $94,537,847)				**95,951,106**

Options Purchased--.4%			Face Amount Covered by Contracts ($)	Value ($)
Put Options				
3-Month USD LIBOR-BBA,				
December 2013 @ $3.15			1,910,000 g	12,398
3-Month USD LIBOR-BBA,				
March 2023 @ $4.50			4,260,000 g	330,202
Total Options Purchased				
(cost $339,066)				**342,600**

Short-Term Investments--.1%			Principal Amount ($)	Value ($)
U.S. Treasury Bills;				
0.05%, 1/2/14				
(cost $59,992)			60,000 h	**59,999**

Other Investment--1.3%			Shares	Value ($)
Registered Investment Company;				
Dreyfus Institutional Preferred

Plus Money Market Fund
(cost $1,006,100)	1,006,100 [i]	1,006,100
Investment of Cash Collateral for
Securities Loaned--.1%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $78,922)	78,922 [i]	78,922
Total Investments (cost $96,021,927)	126.5%	97,438,727
Liabilities, Less Cash and Receivables	(26.5%)	(20,423,627)
Net Assets	100.0%	77,015,100

BBA--British Bankers Association
GO--General Obligation
LIBOR--London Interbank Offered Rate
REIT--Real Estate Investment Trust
REMIC-- Real Estate Mortgage Investment Conduit
USD--U.S. Dollar

a	Principal amount stated in U.S. Dollars unless otherwise noted.
BRL--Brazilian Real
b	Variable rate security--interest rate subject to periodic change.
c	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2013, these securities were valued at $8,918,466 or 11.6% of net assets.
d	Security, or portion thereof, on loan. At September 30, 2013 the value of the fund’s securities on loan was
$13,609,521 and the value of the collateral held by the fund was $13,915,294, consisting of cash collateral of
$78,922 and U.S. Government & Agency securities valued at $13,836,372.
e	The Federal Housing Finance Agency ("FHFA") placed Federal Home Loan Mortgage Corporation and Federal National
Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
f	Purchased on a forward commitment basis.
g	Non-income producing security.
h	Held by or on behalf of a counterparty for open financial futures contracts.
i	Investment in affiliated money market mutual fund.

At September 30, 2013, net unrealized appreciation on investments was $1,357,478 of which $2,013,989 related to appreciated investment securities and $656,511 related to depreciated investment securities. At September 30, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
U.S. Government & Agencies/Mortgage-Backed	74.5
Corporate Bonds	32.1
Asset-Backed	6.9
Commercial Mortgage-Backed	4.7
Foreign/Governmental	4.4
Municipal Bonds	1.8
Short-Term/Money Market Investments	1.5
Options Purchased	.4
Residential Mortgage-Backed	.2
126.5
† Based on net assets.

STATEMENT OF FINANCIAL FUTURES
September 30, 2013 (Unaudited)

STATEMENT OF OPTIONS WRITTEN
September 30, 2013 (Unaudited)

BBA-British Bankers Association LIBOR-London Interbank Offered Rate USD-US Dollar

[a]	Non-income producing security.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
September 30, 2013 (Unaudited)

Counterparties:
a	JPMorgan Chase Bank
b	Morgan Stanley Capital Services

The following is a summary of the inputs used as of September 30, 2013 in valuing the fund's investments:

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees.

Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board of Trustees.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended September 30, 2013 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.

When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Options: The fund may purchase and write (sell) put and call options to hedge against changes in interest rates, foreign currencies, or as a substitute for an investment. The fund is subject to interest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying security or securities at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument decreases between those dates.

As a writer of an option, the fund may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q/A

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Variable Investment Fund

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	November 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	November 26, 2013

By: /s/ James Windels
James Windels Treasurer
Date:	November 26, 2013

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)